Property and Equipment, net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	$ 1,778	$ 1,233
Less - accumulated depreciation	(735)	(508)
Property and equipment, net	1,043	725
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	839	498
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	513	376
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	$ 426	$ 359